Mortgage banking activities (Tables)	12 Months Ended
Dec. 31, 2015
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Mortgage Banking Activities [Table Text Block]

	Years ended December 31,
(In thousands)	2015	2014	2013
Mortgage servicing fees, net of fair value adjustments:
Mortgage servicing fees	$59,461	$41,761	$45,465
Mortgage servicing rights fair value adjustments	(7,904)	(24,683)	(11,403)
Total mortgage servicing fees, net of fair value adjustments	51,557	17,078	34,062
Net gain on sale of loans, including valuation on loans held for sale	35,336	31,213	26,719
Trading account (loss) profit:
Unrealized gains (losses) on outstanding derivative positions	17	(726)	746
Realized (losses) gains on closed derivative positions	(5,108)	(16,950)	10,130
Total trading account (loss) profit	(5,091)	(17,676)	10,876
Total mortgage banking activities	$81,802	$30,615	$71,657